UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23709

Monachil Credit Income Fund

(Exact name of registrant as specified in charter)

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Address of principal executive offices) (Zip code)

Joseph McNeila

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Name and address of agent for service)

With Copies to:

David Baum	Martin H. Dozier
Alston & Bird LLP	Alston & Bird LLP
The Atlantic Building	One Atlantic Center
950 F Street NW	1201 West Peachtree Street
Washington, D.C. 20004	Atlanta, GA 30309
Tel: (202) 239-3300	Tel: (404) 881-7000
Fax: (202) 239-3333	Fax: (404) 881-7777

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For Monachil Credit Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2023 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Monachil Credit Income fund

By (Signature and Title)	/s/ Ali Meli
Ali Meli, President
(Chief Executive Officer)

Date	August 28, 2023